Long-Term Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument
Medium-term notes, maximum remaining maturity	10 years
Long-term debt	$ 25,077,000,000	$ 21,631,000,000	$ 19,362,000,000
Long-term debt outstanding maturity:
2013	5,991,000,000
2014	6,559,000,000
2015	4,648,000,000
2016	2,027,000,000
2017	2,693,000,000
Thereafter	3,159,000,000
Total	25,077,000,000	21,631,000,000	19,362,000,000
Medium-term notes
Debt Instrument
Long-term debt issued	8,030,000,000
Long-term debt issued at fixed interest rates	6,580,000,000
Long-term debt issued at floating interest rates	1,450,000,000
Long term debt, gross	23,488,000,000	20,058,000,000	17,690,000,000
Unamortized discount	(13,000,000)	(10,000,000)	(9,000,000)
Long-term debt	23,475,000,000	20,048,000,000	17,681,000,000
Long-term debt, Avg. Rate	3.20%	3.90%	4.60%
Long-term debt outstanding maturity:
Total	23,475,000,000	20,048,000,000	17,681,000,000
Bank borrowings
Debt Instrument
Long-term debt	1,602,000,000	1,583,000,000	1,603,000,000
Long-term debt, Avg. Rate	4.10%	3.70%	3.80%
Long-term debt outstanding maturity:
Total	1,602,000,000	1,583,000,000	1,603,000,000
Secured borrowings
Debt Instrument
Long-term debt	0	0	78,000,000
Long-term debt, Avg. Rate			4.90%
Long-term debt outstanding maturity:
Total	$ 0	$ 0	$ 78,000,000